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                    MFS(R)/SUN LIFE SERIES TRUST: BOND SERIES

                      Supplement to the Current Prospectus

The  description  of portfolio  managers  under the  "Management  of the Series"
section is hereby restated as follows:

Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1987. Mr. Kurinsky has been the series' portfolio manager since 1998. William Adams, a Vice President of MFS, has been employed by MFS in the investment management area since 1997. Prior to joining MFS, Mr. Adams had been an Assistant Vice President and Senior Securities Analyst in the investment management area of Conseco Capital Management since 1994. Mr. Adams became a portfolio manager of the series effective July 1, 2000.

                  The date of this Supplement is July 3, 2000.

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            MFS(R)/SUN LIFE SERIES TRUST: GLOBAL TOTAL RETURN SERIES

                      Supplement to the Current Prospectus

The  description  of portfolio  managers  under the  "Management  of the Series"
section is hereby restated as follows:

Frederick J. Simmons, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1971 and has been the fund's portfolio manager since 1994. Steven R. Gorham, a Vice President of MFS, has been employed by MFS in the investment management area since 1989 and became a portfolio manager of the fund effective May 1, 2000. Mr. Simmons and Mr. Gorham are managers of the common stock portion of the fund's portfolio. Stephen C. Bryant, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1987 and became a portfolio manager of the fund effective July 1, 2000. Mr. Bryant is a manager of the fixed income portion of the fund's portfolio.


                  The date of this Supplement is July 3, 2000.

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               MFS(R)/SUN LIFE SERIES TRUST: GLOBAL GROWTH SERIES

                      Supplement to the Current Prospectus

The description of portfolio managers for domestic growth companies under the "Management of the Series" section for Global Growth Series is hereby restated as follows:

John E. Lathrop, a Vice President of MFS, has been employed in the investment management area of MFS since 1994 and became a portfolio manager of the domestic growth companies portion of the series effective August 15, 2000.


                 The date of this Supplement is August 15, 2000.